Other liabilities - Contingent Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Kintuk
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of equity interests acquired	100.00%
Contingent consideration	$ 26,222	$ 21,965	$ 26,222
Ferroglobe Mangan Norge and Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period for contingent consideration	8 years 6 months
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements	$ 0
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements	$ 60,000
Ferroglobe Mangan Norge
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rates		11.50%	11.50%
Average simulated revenues		$ 157,276	$ 269,256
Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rates		11.00%	11.00%
Average simulated revenues		$ 317,507	$ 312,526